Statement of Cash Flows, Cash and Cash Equivalents	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Statement of Cash Flows, Cash and Cash Equivalents [Abstract]
Cash and bank balances	RM 13,529,427	$ 3,211,734	RM 4,904,270
Deposits with licensed banks	9,507,734	2,257,029	5,130,252
As per statement of financial position	23,037,161	5,468,763	10,034,522
Bank overdraft (Note 15)	(1,489,911)	(353,688)
Deposit pledged with licensed banks	(9,507,734)	(2,257,029)	(5,130,252)
As per statement of cash flows	RM 12,039,516	$ 2,858,046	RM 4,904,270